Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Summary of Significant Accounting Policies
Foreign currency exchange rate	6.8972	6.8972
Goodwill impairment	¥ 4,882	$ 708	¥ 51,971	¥ 336
Employer discretionary contribution amount	¥ 4,036	$ 585	11,311	10,784
Value added tax rate	6.00%	6.00%
Advance notice period given on redemption of investments	30 days	30 days
Impairment of intangible assets | ¥	¥ 0		¥ 4,240	¥ 53
Number of reportable segments | segment	1	1